GOODWILL AND OTHER INTANGIBLES (Tables)	3 Months Ended
Mar. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the three months ended March 31, 2021 are as follows:

	Agriculture	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2021	$1,695	$65	$7	$157	$1,924
Foreign currency translation and other	2	(3)	—	(1)	(2)
Balance at March 31, 2021	$1,697	$62	$7	$156	$1,922

Summary of Other Intangible Assets
As of March 31, 2021 and December 31, 2020, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2021			December 31, 2020
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$308	$240	$68	$311	$241	$70
Patents, concessions, licenses and other	5-25	2,070	1,658	412	2,107	1,678	429
		2,378	1,898	480	2,418	1,919	499
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,651	$1,898	$753	$2,691	$1,919	$772